Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Receipts in Advance Accrued Expenses and Other Current Liabilities [Abstract]
Accrued salaries and bonus	$ 45,374	$ 43,526	$ 46,051	$ 42,639
Other accrued expenses and other payables	660,410	598,865	621,874	728,287
Other tax payables	127,501	67,686		114,657
Total	$ 833,285	$ 710,077	$ 667,925	$ 885,583